Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions
Acquisitions

3.        Acquisitions

On December 6, 2017, we completed the acquisition of certain assets of a mobile surgical service provider for total consideration of approximately $1.0 million. The consideration consists of $0.8 million of net cash paid at closing and $0.2 million of holdback and earnout. The results of the acquired company’s operations have been included in the consolidated financial statements since that date.

The following summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(in thousands)
Inventories	$8
Property and equipment	100
Intangible assets	870
Goodwill	55
Total purchase price	$1,033

On April 28, 2017, we completed the acquisition of certain assets of a surgical laser equipment service provider for total consideration of approximately $6.3 million.  The consideration consisted of $5.6 million of cash paid at closing and $0.7 million of holdback. The results of the acquired company’s operations have been included in the consolidated financial statements since that date.

The following summarized the fair value of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(in thousands)
Inventories	$50
Property and equipment	931
Goodwill	2,144
Intangible assets	3,192
Accrued compensation	(14)
Total purchase price	$6,303

The acquired intangible assets during 2017, all of which are finite-life, are comprised of customer relationship and non-compete agreement and have a weighted average useful life of approximately 9.6 years. See Note 6, Selected Financial Statement Information, for further discussion of intangible assets.

On November 30, 2016, we completed the acquisition of RES, a San Diego-based provider of medical imaging solutions, for total consideration of approximately $15.6 million. The results of the acquired company’s operations have been included in the consolidated financial statements since that date. The consideration consists of $14.0 million of net cash paid and $1.6 million of transaction costs incurred by the acquiree but paid at closing by the Company for the benefit of the acquiree or its former owners.

The following summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(in thousands)
Net working capital	$1,698
Property and equipment	765
Intangible assets	6,118
Goodwill	7,171
Capital lease	(176)
Total purchase price	$15,576

All acquisitions were funded from our existing senior secured credit facility.